John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 4/30/2023

Fund’s investments
As of 4-30-23 (unaudited)
	Shares	Value
Common stocks 87.5%		$433,984,356
(Cost $343,487,764)
Brazil 0.2%		1,150,784
Cia de Saneamento Basico do Estado de Sao Paulo	10,500	97,110
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	20,449	189,153
CPFL Energia SA	37,900	251,816
Hypera SA	30,600	228,528
M Dias Branco SA	67,000	384,177
Canada 1.5%		7,299,724
Agnico Eagle Mines, Ltd.	744	42,207
B2Gold Corp.	5,100	20,094
Barrick Gold Corp.	2,326	44,287
Kinross Gold Corp.	3,872	19,554
Pan American Silver Corp.	1,109	19,751
Royal Bank of Canada	15,400	1,528,918
The Bank of Nova Scotia	65,300	3,259,578
The Toronto-Dominion Bank	37,800	2,289,734
Wheaton Precious Metals Corp.	1,531	75,601
China 1.9%		9,594,339
Alibaba Group Holding, Ltd., ADR (A)	12,075	1,022,632
Baidu, Inc., ADR (A)	3,539	426,839
Chengdu Xingrong Environment Company, Ltd., Class A	495,694	373,967
China Construction Bank Corp., H Shares	1,206,000	806,243
China Longyuan Power Group Corp., Ltd., H Shares	855,000	897,293
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	34,379	292,903
Chinasoft International, Ltd. (A)	846,000	563,980
Henan Shuanghui Investment & Development Company, Ltd., Class A	77,998	281,164
Industrial & Commercial Bank of China, Ltd., H Shares	1,433,000	770,960
Meituan, Class B (A)(B)	850	14,527
Ming Yang Smart Energy Group, Ltd., Class A	213,925	639,850
Ming Yang Smart Energy Group, Ltd., GDR (A)	7,951	123,278
NetEase, Inc., ADR	2,102	187,351
PICC Property & Casualty Company, Ltd., H Shares	452,000	546,675
Ping An Insurance Group Company of China, Ltd., H Shares	144,000	1,050,555
Sinopharm Group Company, Ltd., H Shares	190,400	674,450
Tencent Holdings, Ltd.	7,800	346,446
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	137,197	273,212
Zhejiang Chint Electrics Company, Ltd., Class A	80,098	302,014
Denmark 3.5%		17,218,855
Novo Nordisk A/S, B Shares	103,507	17,218,855
France 3.0%		14,844,156
Air Liquide SA	11,564	2,080,258
Sanofi	53,730	5,790,410
Vinci SA	56,378	6,973,488
Germany 2.8%		13,943,579
Allianz SE	30,772	7,727,089
Deutsche Post AG	51,872	2,495,032
Muenchener Rueckversicherungs-Gesellschaft AG	9,902	3,721,458
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong 0.3%		$1,478,563
China Everbright Environment Group, Ltd.	333,000	141,367
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Overseas Land & Investment, Ltd.	105,000	266,295
China Resources Land, Ltd.	108,000	502,930
Techtronic Industries Company, Ltd.	52,500	567,971
India 0.5%		2,759,484
Infosys, Ltd., ADR	59,836	929,851
Power Grid Corp. of India, Ltd.	267,497	774,879
UPL, Ltd.	116,390	1,054,754
Indonesia 0.3%		1,298,264
Telkom Indonesia Persero Tbk PT	4,482,200	1,298,264
Ireland 2.2%		10,782,675
Accenture PLC, Class A	21,736	6,092,383
Medtronic PLC	51,570	4,690,292
Israel 0.6%		2,852,864
Check Point Software Technologies, Ltd. (A)	22,400	2,852,864
Japan 1.9%		9,489,517
Hoya Corp.	18,500	1,939,818
KDDI Corp.	96,200	3,003,184
Nippon Telegraph & Telephone Corp.	123,000	3,753,219
Shin-Etsu Chemical Company, Ltd.	27,800	793,296
Mexico 0.2%		1,057,691
Arca Continental SAB de CV	40,300	384,968
Fomento Economico Mexicano SAB de CV	42,700	415,327
Grupo Financiero Banorte SAB de CV, Series O	29,700	257,396
Netherlands 0.2%		788,823
Prosus NV (A)	10,541	788,823
Philippines 0.0%		47,438
PLDT, Inc.	2,180	47,438
South Africa 0.2%		1,192,936
AngloGold Ashanti, Ltd., ADR	1,014	26,952
Gold Fields, Ltd., ADR	1,668	25,954
Naspers, Ltd., N Shares	3,598	641,385
Sanlam, Ltd.	74,268	229,252
Standard Bank Group, Ltd.	28,733	269,393
South Korea 1.1%		5,394,819
BNK Financial Group, Inc.	7,560	37,610
Cheil Worldwide, Inc.	13,296	183,992
Hyundai Glovis Company, Ltd.	4,025	493,749
Hyundai Mobis Company, Ltd.	2,497	406,662
LG Corp.	2,145	140,394
Samsung Electronics Company, Ltd.	20,153	991,610
Samsung Fire & Marine Insurance Company, Ltd.	6,600	1,110,293
SK Square Company, Ltd. (A)	17,987	573,232
SK Telecom Company, Ltd.	37,879	1,349,763
SK Telecom Company, Ltd., ADR	5,441	107,514
Spain 0.6%		2,993,954
Iberdrola SA	231,048	2,993,954
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Sweden 0.1%		$505,309
Svenska Handelsbanken AB, A Shares	57,163	505,309
Switzerland 2.2%		10,707,168
Chubb, Ltd.	6,858	1,382,298
Nestle SA	23,589	3,026,223
Novartis AG	12,786	1,307,930
Roche Holding AG	14,693	4,600,969
Sonova Holding AG	1,229	389,748
Taiwan 0.5%		2,447,779
Taiwan Semiconductor Manufacturing Company, Ltd.	140,000	2,292,583
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,841	155,196
Thailand 0.1%		580,305
Advanced Info Service PCL	13,800	86,641
Bangkok Bank PCL	19,500	89,922
Thai Union Group PCL	997,700	403,742
Turkey 0.0%		138,796
BIM Birlesik Magazalar AS	17,274	138,796
United Kingdom 2.9%		14,501,245
Diageo PLC	65,646	2,994,527
GSK PLC	28,353	511,296
Reckitt Benckiser Group PLC	66,872	5,403,936
Rightmove PLC	102,437	741,450
Unilever PLC	28,645	1,595,021
Unilever PLC (Euronext Amsterdam Exchange)	58,441	3,255,015
United States 60.7%		300,915,289
Adobe, Inc. (A)	16,203	6,117,605
Advanced Micro Devices, Inc. (A)	11,069	989,237
Akamai Technologies, Inc. (A)	54,218	4,444,249
Alphabet, Inc., Class A (A)	184,283	19,780,936
Automatic Data Processing, Inc.	36,249	7,974,780
AutoZone, Inc. (A)	1,125	2,996,224
Baxter International, Inc.	38,866	1,853,131
Bristol-Myers Squibb Company	97,257	6,493,850
Cadence Design Systems, Inc. (A)	22,062	4,620,886
Centene Corp. (A)	41,054	2,829,852
Cisco Systems, Inc.	180,622	8,534,390
Cognizant Technology Solutions Corp., Class A	22,286	1,330,697
Colgate-Palmolive Company	33,102	2,641,540
Comcast Corp., Class A	178,003	7,363,984
Conagra Brands, Inc.	29,565	1,122,287
Constellation Brands, Inc., Class A	114	26,160
Costco Wholesale Corp.	143	71,960
CVS Health Corp.	88,524	6,489,694
eBay, Inc.	137,277	6,373,771
Edison International	3,986	293,370
Elevance Health, Inc.	15,039	7,048,027
Expeditors International of Washington, Inc.	32,752	3,728,488
F5, Inc. (A)	8,656	1,163,020
Fiserv, Inc. (A)	54,390	6,642,107
General Mills, Inc.	787	69,752
Global Payments, Inc.	46,497	5,240,677
Hecla Mining Company	2,194	13,274
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Intuit, Inc.	1,077	$478,134
Johnson & Johnson	69,265	11,338,681
Laboratory Corp. of America Holdings	7,991	1,811,640
Marsh & McLennan Companies, Inc.	17,050	3,072,240
Mastercard, Inc., Class A	19,073	7,248,312
McDonald’s Corp.	15,625	4,621,094
Merck & Company, Inc.	20,019	2,311,594
Meta Platforms, Inc., Class A (A)	21,929	5,269,977
Microsoft Corp.	87,640	26,928,266
Mondelez International, Inc., Class A	144,654	11,097,855
Monster Beverage Corp. (A)	133,761	7,490,616
Newmont Corp.	941	44,603
NIKE, Inc., Class B	55,611	7,047,026
Oracle Corp.	51,322	4,861,220
Paychex, Inc.	11,355	1,247,460
PepsiCo, Inc.	38,019	7,257,447
Pfizer, Inc.	85,127	3,310,589
Public Service Enterprise Group, Inc.	53,220	3,363,504
Ross Stores, Inc.	27,301	2,913,836
Royal Gold, Inc.	169	22,382
Starbucks Corp.	55,196	6,308,351
Stryker Corp.	9,028	2,705,240
Sysco Corp.	6,011	461,284
Texas Roadhouse, Inc.	48,012	5,311,087
The Cigna Group	24,871	6,299,576
The Coca-Cola Company	206,549	13,250,118
The Estee Lauder Companies, Inc., Class A	5,783	1,426,782
The Hershey Company	8,946	2,442,795
The Procter & Gamble Company	27,540	4,306,705
The TJX Companies, Inc.	49,278	3,884,092
The Toro Company	40,938	4,268,196
UnitedHealth Group, Inc.	4,261	2,096,795
Verizon Communications, Inc.	86,834	3,371,764
Visa, Inc., Class A	46,652	10,857,320
VMware, Inc., Class A (A)	12,018	1,502,611
W.W. Grainger, Inc.	3,408	2,370,503
Walgreens Boots Alliance, Inc.	488	17,202
Walmart, Inc.	405	61,143

Waste Management, Inc.	11,944	1,983,301
Preferred securities 0.0%		$214,648
(Cost $285,178)
Brazil 0.0%		214,648
Banco Bradesco SA	77,301	214,648

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.0%				$19,563,738
(Cost $19,060,359)
U.S. Government 4.0%				19,563,738
U.S. Treasury
Note (D)	0.625	05-15-30	1,646,400	1,358,087
Note (D)	0.625	08-15-30	1,431,800	1,175,083
Note (D)	0.875	11-15-30	1,504,200	1,255,537
Note (D)	1.250	08-15-31	1,368,000	1,156,815
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
U.S. Government (continued)
Note (D)	1.625	05-15-31		1,641,000	$1,438,439
Note (D)	1.750	11-15-29		1,064,600	961,675
Note (D)	1.875	02-15-32		2,674,200	2,363,429
Note (D)	2.375	05-15-29		2,635,800	2,472,916
Note	2.625	02-15-29		392,000	373,548
Note (D)	2.875	05-15-32		2,612,800	2,500,735
Note (D)	3.125	11-15-28		1,787,600	1,750,870
Note	3.500	02-15-33		600,200	603,764

Note	4.125	11-15-32		2,039,700	2,152,840
Foreign government obligations 0.0%					$145,686
(Cost $143,483)
France 0.0%					145,686
Caisse Francaise de Financement Local
Bond	0.010	10-19-35	EUR	200,000	145,686
Corporate bonds 3.3%					$16,312,299
(Cost $17,464,617)
Austria 0.0%					180,159
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	180,159
Canada 0.1%					284,515
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	300,000	284,515
Denmark 2.6%					12,700,088
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	549,259
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,403,789	316,915
Nykredit Realkredit A/S	2.500	10-01-53	DKK	1,559,584	197,354
Nykredit Realkredit A/S	4.000	10-01-53	DKK	14,233,853	2,007,406
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,485,224	363,718
Nykredit Realkredit A/S	5.000	10-01-53	DKK	13,017,938	1,912,903
Realkredit Danmark A/S	1.000	04-01-24	DKK	8,700,000	1,257,992
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	1,011,347
Realkredit Danmark A/S	1.500	10-01-53	DKK	44,706,120	5,083,194
France 0.4%					2,048,389
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	809,905
BPCE SFH SA	0.010	01-21-27	EUR	900,000	879,166
BPCE SFH SA	0.625	05-29-31	EUR	400,000	359,318
Japan 0.0%					90,216
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	90,216
Norway 0.1%					419,628
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	400,000	419,628
United Kingdom 0.1%					589,304
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	171,203
Santander UK PLC	0.500	01-10-25	EUR	400,000	418,101

Total investments (Cost $380,441,401) 94.8%	$470,220,727
Other assets and liabilities, net 5.2%	25,648,558
Total net assets 100.0%	$495,869,285

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 4-30-23:
Common stocks	87.5%
Health care	18.8%
Information technology	15.1%
Consumer staples	14.2%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	8.6%
Industrials	6.6%
Utilities	1.9%
Materials	0.8%
Real estate	0.2%
U.S. Government and Agency obligations	4.0%
Corporate bonds	3.3%
Other assets and liabilities, net	5.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	514	Long	Jun 2023	$58,885,838	$59,342,906	$457,068
2-Year U.S. Treasury Note Futures	218	Long	Jul 2023	44,520,357	44,977,828	457,471
5-Year U.S. Treasury Note Futures	1,350	Long	Jul 2023	144,744,834	148,436,719	3,691,885
Canadian 10-Year Bond Futures	54	Long	Jun 2023	5,027,135	5,036,307	9,172
CBOE Volatility Index Futures	8	Long	May 2023	176,493	147,489	(29,004)
ASX SPI 200 Index Futures	57	Short	Jun 2023	(6,737,224)	(6,950,277)	(213,053)
Euro STOXX 50 Index Futures	479	Short	Jun 2023	(21,456,267)	(22,859,540)	(1,403,273)
Euro-Bund Futures	185	Short	Jun 2023	(27,264,937)	(27,642,366)	(377,429)
FTSE 100 Index Futures	112	Short	Jun 2023	(10,600,910)	(11,074,023)	(473,113)
Mini MSCI Emerging Markets Index Futures	281	Short	Jun 2023	(13,479,960)	(13,833,630)	(353,670)
NASDAQ 100 E-Mini Index Futures	3	Short	Jun 2023	(784,040)	(799,215)	(15,175)
Nikkei 225 Mini Index Futures	498	Short	Jun 2023	(10,255,845)	(10,621,953)	(366,108)
S&P 500 E-Mini Index Futures	561	Short	Jun 2023	(109,352,967)	(117,487,425)	(8,134,458)
						$(6,749,687)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,493,243	GBP	820,000	BOA	5/15/2023	—	$(42,216)
AUD	2,010,000	NOK	14,224,332	BOA	5/15/2023	—	(4,906)
AUD	1,291,000	NOK	8,985,117	GSI	5/15/2023	$11,029	—
AUD	1,346,000	SEK	9,368,405	BNP	5/15/2023	—	(23,051)
AUD	1,935,000	SEK	13,538,976	GSI	5/15/2023	—	(40,068)
AUD	621,149	USD	415,771	BOA	5/15/2023	—	(4,522)
AUD	38,475	USD	25,353	BARC	5/15/2023	121	—
AUD	227,517	USD	154,139	BNP	5/15/2023	—	(3,505)
AUD	322,885	USD	216,669	GSI	5/15/2023	—	(2,894)
CAD	922,000	CHF	618,078	BOA	5/15/2023	—	(11,914)
CAD	759,675	EUR	517,000	BOA	5/15/2023	—	(9,298)
CAD	213,362	EUR	143,000	BNP	5/15/2023	—	(180)
CAD	186,731	EUR	127,000	GSI	5/15/2023	—	(2,197)
CAD	329,000	JPY	31,491,268	GSI	5/15/2023	11,290	—
CAD	1,520,750	USD	1,120,725	BOA	5/15/2023	2,014	—
CAD	1,729,960	USD	1,284,062	BNP	5/15/2023	—	(6,868)
CAD	676,104	USD	494,271	GSI	5/15/2023	4,883	—
CHF	539,958	CAD	813,000	BOA	5/15/2023	4,846	—
CHF	621,709	CAD	936,000	BARC	5/15/2023	5,646	—
CHF	576,342	USD	630,155	BOA	5/15/2023	15,684	—
CHF	9,832	USD	11,075	BNP	5/15/2023	—	(57)
CHF	59,000	USD	63,803	GSI	5/15/2023	2,311	—
DKK	44,328,063	USD	6,491,566	BOA	5/15/2023	67,353	—
DKK	3,779,450	USD	557,345	GSI	5/15/2023	1,874	—
EUR	133,000	AUD	207,647	BOA	5/15/2023	9,195	—
EUR	285,000	AUD	476,554	BNP	5/15/2023	—	(1,216)
EUR	1,020,520	GBP	898,459	BOA	5/15/2023	—	(4,059)
EUR	1,181,000	JPY	168,362,488	BOA	5/15/2023	64,186	—
EUR	26,176,794	USD	28,191,740	BOA	5/15/2023	676,172	—
EUR	2,438	USD	2,684	BARC	5/15/2023	5	—
EUR	2,207,312	USD	2,415,836	BNP	5/15/2023	18,398	—
EUR	284,788	USD	305,284	GSI	5/15/2023	8,781	—
GBP	150,000	AUD	273,539	BOA	5/15/2023	7,468	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	33,000	AUD	61,067	BNP	5/15/2023	$1,055	—
GBP	266,325	EUR	302,000	BOA	5/15/2023	1,762	—
GBP	106,600	USD	129,093	BOA	5/15/2023	4,918	—
GBP	900	USD	1,102	BARC	5/15/2023	30	—
GBP	579,558	USD	717,123	BNP	5/15/2023	11,466	—
GBP	758,310	USD	935,902	GSI	5/15/2023	17,404	—
HKD	453,000	USD	57,927	BOA	5/15/2023	—	$(181)
HKD	1,181,125	USD	150,942	BARC	5/15/2023	—	(378)
HKD	359,750	USD	45,967	BNP	5/15/2023	—	(108)
HKD	409,766	USD	52,318	GSI	5/15/2023	—	(83)
JPY	72,971,362	AUD	820,000	BOA	5/15/2023	—	(6,233)
JPY	166,674,523	CAD	1,694,000	BOA	5/15/2023	—	(24,832)
JPY	24,339,371	CAD	243,000	BNP	5/15/2023	—	(397)
JPY	322,484,872	EUR	2,210,133	BOA	5/15/2023	—	(65,620)
JPY	151,565,891	EUR	1,053,000	GSI	5/15/2023	—	(46,558)
JPY	64,600,628	GBP	392,000	BNP	5/15/2023	—	(17,694)
JPY	14,261,638	NOK	1,087,000	GSI	5/15/2023	2,817	—
JPY	157,487,802	NZD	1,924,000	BOA	5/15/2023	—	(31,511)
JPY	169,273,134	SEK	13,255,000	BNP	5/15/2023	—	(48,552)
JPY	8,708,712,555	USD	67,635,045	BOA	5/15/2023	—	(3,586,522)
JPY	687,761,473	USD	5,204,256	BARC	5/15/2023	—	(146,090)
JPY	54,501,491	USD	416,000	BNP	5/15/2023	—	(15,167)
JPY	455,657,070	USD	3,443,888	GSI	5/15/2023	—	(92,743)
NOK	24,704,082	EUR	2,175,000	GSI	5/15/2023	—	(78,860)
NOK	5,152,342	GBP	410,000	BOA	5/15/2023	—	(31,619)
NOK	3,928,588	GBP	298,000	GSI	5/15/2023	—	(5,730)
NOK	561,000	JPY	7,111,404	BOA	5/15/2023	378	—
NOK	3,096,000	SEK	3,024,064	GSI	5/15/2023	—	(4,382)
NZD	719,197	AUD	661,000	GSI	5/15/2023	7,103	—
NZD	1,312,416	EUR	755,000	BOA	5/15/2023	—	(21,048)
NZD	503,660	EUR	291,000	BARC	5/15/2023	—	(9,464)
NZD	170,718	GBP	88,000	GSI	5/15/2023	—	(5,060)
NZD	1,095,000	JPY	89,526,434	BOA	5/15/2023	18,699	—
NZD	3,129,000	SEK	20,255,113	BOA	5/15/2023	—	(41,669)
NZD	2,790,000	SEK	18,087,567	GSI	5/15/2023	—	(39,782)
NZD	15,000	USD	9,302	GSI	5/15/2023	—	(26)
SEK	7,939,378	AUD	1,158,000	GSI	5/15/2023	8,071	—
SEK	50,372,224	EUR	4,435,000	BOA	5/15/2023	24,584	—
SEK	536,114	NOK	558,000	GSI	5/15/2023	—	(81)
SEK	815,000	USD	77,279	BOA	5/15/2023	2,252	—
SEK	99,363,164	USD	9,553,693	BARC	5/15/2023	142,569	—
SEK	473,077	USD	46,119	BNP	5/15/2023	45	—
SEK	159,000	USD	15,178	GSI	5/15/2023	338	—
USD	1,235,815	AUD	1,841,297	BOA	5/15/2023	16,733	—
USD	35,620,342	AUD	51,058,956	BARC	5/15/2023	1,815,352	—
USD	123,942	AUD	185,255	BNP	5/15/2023	1,289	—
USD	33,769	AUD	50,512	GSI	5/15/2023	326	—
USD	33,005,574	CAD	44,316,557	BOA	5/15/2023	287,559	—
USD	611,635	CAD	824,228	BNP	5/15/2023	3,124	—
USD	2,781,419	CAD	3,788,039	GSI	5/15/2023	—	(15,214)
USD	8,667,743	CHF	7,910,174	BOA	5/15/2023	—	(196,254)
USD	155,050	CHF	138,418	BARC	5/15/2023	—	(59)
USD	65,884	CHF	60,000	BNP	5/15/2023	—	(1,351)
USD	1,115,548	CHF	1,016,089	GSI	5/15/2023	—	(23,063)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	31,772,120	DKK	220,190,363	BOA	5/15/2023	—	$(807,939)
USD	804,802	DKK	5,485,338	BNP	5/15/2023	—	(6,826)
USD	3,641,231	DKK	24,922,090	GSI	5/15/2023	—	(46,320)
USD	168,748,107	EUR	157,130,438	BOA	5/15/2023	—	(4,536,205)
USD	1,314,922	EUR	1,206,638	BARC	5/15/2023	—	(15,765)
USD	10,485,443	EUR	9,581,100	BNP	5/15/2023	—	(80,647)
USD	2,132,187	EUR	2,011,112	GSI	5/15/2023	—	(85,679)
USD	13,358,568	GBP	11,072,613	BOA	5/15/2023	—	(561,317)
USD	102,251	GBP	82,002	BARC	5/15/2023	—	(838)
USD	404,076	GBP	328,103	BNP	5/15/2023	—	(8,397)
USD	695,713	GBP	576,423	GSI	5/15/2023	—	(28,934)
USD	14,349	HKD	112,496	BOA	5/15/2023	$9	—
USD	755,606	HKD	5,908,631	BARC	5/15/2023	2,404	—
USD	63,759	HKD	499,625	BNP	5/15/2023	69	—
USD	82,386	HKD	645,000	GSI	5/15/2023	165	—
USD	12,238,743	JPY	1,579,097,816	BOA	5/15/2023	625,214	—
USD	348,911	JPY	46,981,466	BARC	5/15/2023	3,384	—
USD	137,645	JPY	18,379,180	BNP	5/15/2023	2,474	—
USD	2,921,534	JPY	389,260,145	GSI	5/15/2023	58,707	—
USD	12,446,140	NOK	125,876,920	BOA	5/15/2023	626,148	—
USD	2,369,000	NOK	24,310,831	GSI	5/15/2023	86,184	—
USD	20,325,359	NZD	32,038,374	BOA	5/15/2023	513,511	—
USD	10,347,092	SEK	107,613,818	BARC	5/15/2023	—	(154,303)
USD	148,621	SEK	1,536,161	BNP	5/15/2023	—	(1,284)
USD	254,988	SEK	2,646,250	GSI	5/15/2023	—	(3,244)
USD	52,634	ZAR	958,000	BARC	5/15/2023	330	—
USD	1,332	ZAR	24,545	BNP	5/15/2023	—	(8)
ZAR	26,686	USD	1,461	GSI	5/15/2023	—	(4)
						$5,197,729	$(11,050,992)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.40	374,000	USD	$374,000	5.000%	Quarterly	Jun 2028	$(5,097)	$(2,265)	$(7,362)
Centrally cleared	CDX.NA.HY.40	373,000	USD	373,000	5.000%	Quarterly	Jun 2028	(5,339)	(2,004)	(7,343)
Centrally cleared	CDX.NA.HY.40	372,000	USD	372,000	5.000%	Quarterly	Jun 2028	(5,011)	(2,312)	(7,323)
Centrally cleared	CDX.NA.HY.40	376,000	USD	376,000	5.000%	Quarterly	Jun 2028	(5,121)	(2,281)	(7,402)
Centrally cleared	CDX.NA.HY.40	373,000	USD	373,000	5.000%	Quarterly	Jun 2028	(4,363)	(2,980)	(7,343)
Centrally cleared	CDX.NA.HY.40	317,000	USD	317,000	5.000%	Quarterly	Jun 2028	(3,650)	(2,590)	(6,240)
				$2,185,000				$(28,581)	$(14,432)	$(43,013)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,150,784	$1,150,784	—	—
Canada	7,299,724	7,299,724	—	—
China	9,594,339	1,636,822	$7,957,517	—
Denmark	17,218,855	—	17,218,855	—
France	14,844,156	—	14,844,156	—
Germany	13,943,579	—	13,943,579	—
Hong Kong	1,478,563	—	1,478,563	—
India	2,759,484	929,851	1,829,633	—
Indonesia	1,298,264	—	1,298,264	—
Ireland	10,782,675	10,782,675	—	—
Israel	2,852,864	2,852,864	—	—
12	|

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$9,489,517	—	$9,489,517	—
Mexico	1,057,691	$1,057,691	—	—
Netherlands	788,823	—	788,823	—
Philippines	47,438	—	47,438	—
South Africa	1,192,936	52,906	1,140,030	—
South Korea	5,394,819	107,514	5,287,305	—
Spain	2,993,954	—	2,993,954	—
Sweden	505,309	—	505,309	—
Switzerland	10,707,168	1,382,298	9,324,870	—
Taiwan	2,447,779	155,196	2,292,583	—
Thailand	580,305	—	580,305	—
Turkey	138,796	—	138,796	—
United Kingdom	14,501,245	—	14,501,245	—
United States	300,915,289	300,915,289	—	—
Preferred securities	214,648	214,648	—	—
U.S. Government and Agency obligations	19,563,738	—	19,563,738	—
Foreign government obligations	145,686	—	145,686	—
Corporate bonds	16,312,299	—	16,312,299	—
Total investments in securities	$470,220,727	$328,538,262	$141,682,465	—
Derivatives:
Assets
Futures	$4,615,596	$4,615,596	—	—
Forward foreign currency contracts	5,197,729	—	$5,197,729	—
Liabilities
Futures	(11,365,283)	(11,365,283)	—	—
Forward foreign currency contracts	(11,050,992)	—	(11,050,992)	—
Swap contracts	(43,013)	—	(43,013)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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